BNY Mellon Bond Market Index Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates/Auto Receivables — .3%
Ford Credit Floorplan Master Owner Trust, Ser. 2018-4, Cl. A	4.06	11/15/2030	200,000	200,714
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	101,026
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	152,647
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	102,492
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	250,000	251,033
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	130,000	131,086
Volkswagen Auto Loan Enhanced Trust, Ser. 2025-1, Cl. A4	4.61	7/21/2031	150,000	152,253
				1,091,251
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	255,814
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	282,990
				538,804
Total Asset-Backed Securities (cost $1,620,736)				1,630,055
Commercial Mortgage-Backed — .8%
Commercial Mortgage Pass-Through Certificates — .8%
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	380,412
Bank Trust, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	132,296
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	176,566
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	279,226
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	294,440
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	427,945
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	147,164
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	247,631
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	236,348
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	186,285
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	495,941
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	400,000	400,233
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	137,050	136,219
Total Commercial Mortgage-Backed (cost $3,892,693)				3,540,706
Corporate Bonds and Notes — 25.7%
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	100,000	97,379
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	126,728
General Electric Co., Sr. Unscd. Notes	4.30	7/29/2030	100,000	100,724
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	100,000	85,834
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	103,385
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	215,235
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	100,000	101,945
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	129,493
Northrop Grumman Corp., Sr. Unscd. Notes(a)	4.70	3/15/2033	100,000	100,994
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	108,993
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	211,030
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	92,157
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	81,872
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	82,671

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Aerospace & Defense — .5% (continued)
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	157,345
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	164,104
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	91,609
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	257,028
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	98,503
				2,407,029
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	141,217
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	152,627
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	100,973
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,740
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	165,325
BAT Capital Corp., Gtd. Notes(a)	5.63	8/15/2035	100,000	103,882
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	100,000	94,946
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	200,000	200,364
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	134,217
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	153,214
				1,289,505
Airlines — .1%
American Airlines Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	298,769	294,639
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	215,869	193,523
				488,162
Automobiles & Components — .6%
American Honda Finance Corp., Sr. Unscd. Notes	4.50	9/4/2030	200,000	200,876
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	101,069
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	104,282
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.75	9/13/2054	200,000	193,561
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	60,824
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	102,889
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	200,000	201,159
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	210,706
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	216,170
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	180,331
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	100,000	106,217
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	150,000	144,778
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	27,291
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,631
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	105,078
Magna International, Inc., Sr. Unscd. Notes(a)	2.45	6/15/2030	200,000	185,677
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	103,630
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	133,009
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	203,216
				2,682,394
Banks — 5.3%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.36	6/18/2028	250,000	253,020
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	397,962
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	199,740
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	179,994
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	251,751
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	112,808

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Banks — 5.3% (continued)
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	106,334
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	109,778
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	55,652
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	125,768
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	180,878
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	101,869
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	240,251
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	103,145
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	103,721
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	103,845
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	159,374
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	311,354
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	187,810
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	250,354
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	200,000	200,359
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	90,497
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	200,562
Barclays PLC, Sr. Unscd. Notes	5.86	8/11/2046	200,000	205,335
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	250,000	248,834
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	52,974
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	100,079
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	168,771
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	131,960
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	70,752
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	100,000	102,074
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	326,599
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,297
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	100,000	87,877
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	103,427
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	104,322
Cooperatieve Rabobank UA, Gtd. Notes	5.25	8/4/2045	250,000	236,186
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	219,834
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	196,594
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	101,491
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	106,731
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	409,586
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	310,248
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	284,379
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	52,021
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	66,724
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	57,408
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	273,934
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	100,907
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	83,475
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	169,681
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	302,347
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	101,463
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	50,000	49,310
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	202,485
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	101,827

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Banks — 5.3% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	200,000	200,913
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	102,557
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	103,200
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	205,377
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	103,036
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	68,851
Keybank National Association, Sub. Notes	6.95	2/1/2028	100,000	105,111
KeyCorp, Sr. Unscd. Notes(a)	6.40	3/6/2035	100,000	108,389
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(a)	3.50	8/9/2028	200,000	199,757
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(a)	3.75	2/15/2028	105,000	105,429
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.00	6/28/2027	100,000	100,645
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	200,000	200,691
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.38	3/1/2027	200,000	201,715
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	201,455
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	3.63	10/8/2030	100,000	99,278
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	100,000	101,462
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	304,014
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	200,000	208,167
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	201,366
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	188,660
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	205,226
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	306,650
Mizuho Financial Group, Inc., Sr. Unscd. Notes(a)	5.42	5/13/2036	200,000	206,707
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	310,724
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	329,334
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	85,297
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	164,258
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	77,495
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	179,054
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	100,000	86,179
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	204,075
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	103,479
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	209,014
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	109,143
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	344,282
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	104,629
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	250,000	253,340
National Australia Bank Ltd., Sr. Unscd. Notes(a)	4.31	6/13/2028	250,000	252,921
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	260,770
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	204,257
Pinnacle Bank, Sr. Unscd. Notes	5.63	2/15/2028	250,000	255,228
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	251,770
Royal Bank of Canada, Sr. Unscd. Notes(a)	5.15	2/1/2034	100,000	103,806
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	289,068
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	209,317
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	208,433
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	6.18	7/13/2043	100,000	108,382
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	201,872
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	200,497
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	136,648

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Banks — 5.3% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	98,585
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	108,470
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	119,488
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	50,702
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	149,120
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	200,000	202,190
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	75,000	73,983
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	65,000	64,746
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	103,130
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	103,415
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	40,000	39,426
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	201,764
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	111,062
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	180,000	177,411
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	307,514
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	104,948
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	10/13/2028	100,000	100,225
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	181,980
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	100,000	102,503
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	88,566
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	200,852
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	200,000	207,081
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	509,434
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	335,000	336,439
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	197,888
Wells Fargo & Co., Sr. Unscd. Notes	4.96	1/23/2037	60,000	59,533
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	103,779
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	104,245
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	502,556
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	218,780
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	207,113
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	100,000	102,931
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	100,000	76,482
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	111,826
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	265,205
				24,027,058
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	100,000	98,656
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	97,773
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	102,921
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	123,728
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.80	1/23/2059	150,000	152,943
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	188,902
Diageo Capital PLC, Gtd. Notes(a)	5.63	10/5/2033	200,000	211,877
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.50	4/15/2052	100,000	81,052
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	121,258
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	191,353
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	25,139

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Beverage Products — .4% (continued)
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	114,971
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	100,000	96,093
				1,606,666
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	33,534
Carrier Global Corp., Sr. Unscd. Notes(a)	6.20	3/15/2054	50,000	54,166
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	101,703
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	96,953
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	78,571
				364,927
Chemicals — .4%
DuPont de Nemours, Inc., Sr. Unscd. Notes(b)	4.73	11/15/2028	66,000	66,925
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	130,612
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	97,925
LYB International Finance III LLC, Gtd. Notes	6.15	5/15/2035	100,000	102,158
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	100,000	91,699
Nutrien Ltd., Sr. Unscd. Notes	4.50	3/12/2027	100,000	100,590
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	116,000	109,197
PPG Industries, Inc., Sr. Unscd. Notes	4.38	3/15/2031	100,000	99,734
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	130,573
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	100,000	106,189
The Mosaic Company, Sr. Unscd. Notes	4.35	1/15/2029	200,000	200,674
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	103,222
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	85,616
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	100,000	101,301
Westlake Corp., Sr. Unscd. Notes	6.38	11/15/2055	100,000	98,977
				1,625,392
Commercial & Professional Services — .2%
Automatic Data Processing, Inc., Sr. Unscd. Notes	4.75	5/8/2032	100,000	102,358
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	96,301
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	64,600
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	177,959
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	91,120
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	50,772
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	48,170
The Georgetown University, Sr. Unscd. Bonds(a)	5.12	4/1/2053	100,000	92,543
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	82,625
The Washington University, Sr. Unscd. Bonds, Ser. 2022(a)	3.52	4/15/2054	100,000	73,013
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	37,501
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	79,611
Yale University, Sr. Unscd. Bonds, Ser. 2025	4.70	4/15/2032	75,000	76,871
				1,073,444
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	100,000	100,876
Hyatt Hotels Corp., Sr. Unscd. Notes	5.38	12/15/2031	100,000	103,066
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	209,656
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	200,000	204,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Consumer Discretionary — .2% (continued)
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	200,000	203,744
Marriott International, Inc., Sr. Unscd. Notes(a)	5.00	10/15/2027	200,000	203,181
				1,025,333
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	71,770
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	189,882
				261,652
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	119,990
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	79,267
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	238,209
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	91,064
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	141,076
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	180,716
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	133,759
				984,081
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	276,708
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.38	12/15/2031	150,000	155,207
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	100,000	102,703
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	298,404
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	99,625
Ares Capital Corp., Sr. Unscd. Bonds(a)	5.80	3/8/2032	150,000	150,877
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000	102,796
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	100,000	98,775
Blackstone Private Credit Fund, Sr. Unscd. Notes(a)	6.00	11/22/2034	100,000	99,351
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	194,067
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	100,000	98,647
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	105,287
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	100,000	66,284
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	50,398
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	59,665
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,114
Lazard Group LLC, Sr. Unscd. Notes(a)	6.00	3/15/2031	100,000	106,087
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	100,037
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	195,361
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	77,905
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	84,000	64,545
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	286,082
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	50,000	51,286
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	103,336
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	75,000	77,896
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	104,888
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	100,000	89,350
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	183,471
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	103,965
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	75,809
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	42,745
				3,657,671

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	100,000	92,888
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	103,419
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	104,048
TD SYNNEX Corp., Sr. Unscd. Notes	4.30	1/17/2029	100,000	100,061
				400,416
Energy — 1.7%
APA Corp., Sr. Unscd. Notes	4.25	1/15/2030	100,000	98,784
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	100,000	84,649
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	100,000	101,126
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	150,000	150,208
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	100,777
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	101,127
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	100,000	105,913
Cenovus Energy, Inc., Sr. Unscd. Notes(a)	6.75	11/15/2039	34,000	37,422
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	100,000	68,127
Chevron USA, Inc., Gtd. Notes(a)	4.50	10/15/2032	100,000	101,085
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	102,621
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	97,939
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	97,401
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	100,000	102,859
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	100,000	95,589
Enbridge, Inc., Gtd. Notes	4.50	2/15/2031	200,000	200,104
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	165,117
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	194,950
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	100,000	88,523
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	200,000	207,192
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	105,127
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	94,817
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	109,469
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	69,777
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	61,791
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	181,972
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	100,000	104,344
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	185,940
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	169,401
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	156,711
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	236,522
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	75,000	77,644
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	200,000	140,982
Kinder Morgan, Inc., Gtd. Notes(a)	5.00	2/1/2029	200,000	205,280
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	129,711
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	100,492
MPLX LP, Sr. Unscd. Notes	6.20	9/15/2055	100,000	100,094
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	100,000	79,599
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	66,522
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	98,959
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	105,306
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	94,320
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	100,640
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	104,315

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Energy — 1.7% (continued)
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	189,050
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	150,000	103,782
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	100,000	95,874
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	198,681
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	100,000	101,098
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	100,000	101,560
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	38,448
Targa Resources Corp., Gtd. Notes	4.35	1/15/2029	200,000	201,017
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	210,752
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	83,321
The Williams Companies, Inc., Sr. Unscd. Notes(a)	5.30	8/15/2028	100,000	103,064
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	100,000	107,749
TotalEnergies Capital International SA, Gtd. Notes(a)	2.83	1/10/2030	170,000	162,765
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	36,066
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	80,136
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	119,178
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes(b)	5.75	3/15/2056	100,000	99,376
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	182,099
Woodside Finance Ltd., Gtd. Notes	4.90	5/19/2028	100,000	101,587
				7,496,851
Environmental Control — .2%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	102,203
Republic Services, Inc., Sr. Unscd. Notes(a)	5.15	3/15/2035	100,000	103,083
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	203,576
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	83,365
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	101,902
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	101,188
				695,317
Financials — .0%
The Carlyle Group, Inc., Gtd. Notes	5.05	9/19/2035	100,000	98,464
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	101,419
Conagra Brands, Inc., Sr. Unscd. Notes(a)	5.40	11/1/2048	60,000	52,974
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	142,217
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	75,000	48,339
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	180,861
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	5.75	4/1/2033	146,000	152,451
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	82,130
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	100,000	102,799
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	139,713
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	130,234
Mondelez International, Inc., Sr. Unscd. Notes(a)	5.13	5/6/2035	100,000	102,312
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	107,024
Sysco Corp., Gtd. Notes	5.38	9/21/2035	100,000	103,345
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	100,000	101,742
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	80,109
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	100,000	101,642
The Hershey Company, Sr. Unscd. Notes	4.95	2/24/2032	100,000	103,345

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Food Products — .5% (continued)
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	149,556
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	100,000	94,799
				2,077,011
Health Care — 2.8%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	93,286
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	111,166
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	239,067
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	182,394
AbbVie, Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	303,221
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	87,087
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	75,000	82,366
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	99,849
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	65,468
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	146,282
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	129,686
Amgen, Inc., Sr. Unscd. Notes(a)	3.38	2/21/2050	60,000	42,631
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	85,768
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	206,049
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	100,000	88,884
Banner Health, Unscd. Bonds	2.34	1/1/2030	200,000	186,952
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	191,433
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	101,369
Biogen, Inc., Sr. Unscd. Bonds	6.45	5/15/2055	100,000	105,485
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	50,930
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	32,165
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	76,069
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	60,349
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	5.20	2/22/2034	100,000	103,501
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	5.55	2/22/2054	100,000	97,904
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	176,487
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	94,209
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	100,000	94,143
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	163,517
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	143,515
CommonSpirit Health, Sr. Unscd. Bonds	4.98	9/1/2035	200,000	197,125
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	75,570
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	301,065
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	100,000	93,903
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	175,992
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	100,000	104,592
CVS Health Corp., Sr. Unscd. Notes	6.20	9/15/2055	100,000	101,064
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	100,000	87,514
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	183,810
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	42,670
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	150,000	149,354
Elevance Health, Inc., Sr. Unscd. Notes	4.00	9/15/2028	100,000	99,970
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	201,475
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	102,687
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	92,501
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	76,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Health Care — 2.8% (continued)
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	182,241
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	168,091
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	109,780
HCA, Inc., Gtd. Notes	5.00	3/1/2028	200,000	203,805
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	48,278
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	206,504
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	90,738
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	92,221
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	103,532
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	140,828
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	38,389
Johnson & Johnson, Sr. Unscd. Notes	4.95	6/1/2034	200,000	209,646
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	200,000	198,431
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	45,898
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	81,597
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	150,000	150,461
Merck & Co., Inc., Gtd. Notes(a)	4.55	9/15/2032	100,000	101,123
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	250,000	251,197
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	35,994
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	35,199
Merck & Co., Inc., Sr. Unscd. Notes(a)	3.90	3/7/2039	55,000	49,108
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	50,000	43,475
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	198,827
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	222,162
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	38,512
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	202,133
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	202,075
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	189,820
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	220,241
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	189,416
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	86,597
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	102,483
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	204,743
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	57,780
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	231,927
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	200,000	202,493
The Cigna Group, Sr. Unscd. Notes(a)	5.60	2/15/2054	100,000	96,507
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	147,686
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	168,012
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	67,651
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	56,459
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	44,289
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	65,184
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	49,955
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	64,456
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	153,825
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	103,961
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	93,847
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	101,546
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	240,589

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Health Care — 2.8% (continued)
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	101,839
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	137,487
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	4.70	2/19/2027	200,000	201,686
Zoetis, Inc., Sr. Unscd. Notes(a)	3.00	5/15/2050	150,000	100,618
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	106,051
				12,764,734
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes(a)	4.40	10/15/2027	200,000	202,353
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	203,266
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	101,679
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	100,851
Eaton Corp., Gtd. Notes	4.15	11/2/2042	100,000	86,931
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	111,972
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	200,000	211,137
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	144,013
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	103,443
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	103,614
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	105,180
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.15	9/15/2027	200,000	201,507
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.20	7/15/2027	100,000	100,799
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	102,754
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	200,000	207,187
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	200,000	194,907
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	32,531
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	155,524
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	138,024
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	127,405
				2,735,077
Information Technology — .7%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	250,000	254,946
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	100,660
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	101,276
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	193,526
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	78,754
Fiserv, Inc., Sr. Unscd. Notes	4.55	2/15/2031	100,000	99,430
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	102,782
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	205,924
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	219,017
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	113,711
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	99,774
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	184,230
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	138,640
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	209,310
Oracle Corp., Sr. Unscd. Notes(a)	4.10	3/25/2061	210,000	134,923
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	100,271
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	98,998
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	156,631
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	63,818
Roper Technologies, Inc., Sr. Unscd. Notes	4.25	9/15/2028	100,000	100,588
Roper Technologies, Inc., Sr. Unscd. Notes(a)	5.10	9/15/2035	100,000	99,890

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Information Technology — .7% (continued)
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	62,603
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	101,935
				3,021,637
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	100,000	89,300
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	153,666
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	205,122
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	100,000	87,867
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	27,740
Athene Holding Ltd., Sr. Unscd. Notes(a)	6.63	5/19/2055	100,000	102,341
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	95,581
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	111,893
Chubb INA Holdings LLC, Gtd. Notes(a)	6.00	5/11/2037	200,000	217,564
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	102,217
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	99,588
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	4.40	4/5/2052	100,000	81,379
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	104,909
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	101,358
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	70,716
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	58,881
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	205,945
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	165,576
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	103,309
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	136,904
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	55,350
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	100,000	89,512
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	150,000	142,392
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	104,052
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	57,667
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	121,841
				2,892,670
Internet Software & Services — .5%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	88,249
Alphabet, Inc., Sr. Unscd. Notes	4.70	11/15/2035	60,000	59,752
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	40,000	39,486
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	80,000	78,085
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	100,000	90,102
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	143,515
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	100,000	59,424
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	96,770
Amazon.com, Inc., Sr. Unscd. Notes	3.90	11/20/2028	200,000	200,757
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	200,000	200,090
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	200,000	194,199
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	9,546
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	199,767
Meta Platforms, Inc., Sr. Unscd. Notes	4.88	11/15/2035	110,000	108,848
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,942
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	92,224
Meta Platforms, Inc., Sr. Unscd. Notes	5.50	11/15/2045	80,000	76,978
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	130,000	123,785

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Internet Software & Services — .5% (continued)
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	95,090
Uber Technologies, Inc., Sr. Unscd. Notes	4.15	1/15/2031	75,000	74,373
				2,081,982
Materials — .0%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	200,000	205,634
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds(a)	6.65	2/1/2034	100,000	105,352
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(a)	5.25	4/1/2053	100,000	79,929
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	79,140
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.48	10/23/2045	250,000	235,486
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	45,344
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000	130,972
Comcast Corp., Gtd. Notes	2.45	8/15/2052	100,000	53,151
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	65,115
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	45,224
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	184,976
Comcast Corp., Gtd. Notes(a)	4.65	2/15/2033	100,000	99,945
Comcast Corp., Gtd. Notes(a)	5.30	5/15/2035	100,000	101,997
Comcast Corp., Gtd. Notes(a)	5.50	5/15/2064	70,000	62,846
Comcast Corp., Gtd. Notes(a)	6.05	5/15/2055	100,000	99,139
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	165,345
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	219,912
Paramount Global, Gtd. Debs.	7.88	7/30/2030	150,000	161,278
Paramount Global, Gtd. Notes	4.90	8/15/2044	100,000	71,280
The Walt Disney Company, Gtd. Notes(a)	2.00	9/1/2029	100,000	93,674
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	166,643
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	100,000	73,356
				2,340,104
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	105,205
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	46,575
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	63,385
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	108,500
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	100,000	104,310
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	62,503
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	102,564
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	100,000	93,410
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	145,909
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	40,801
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	96,659
				969,821
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	84,905
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	96,558
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	88,772
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	256,259
Boston Properties LP, Sr. Unscd. Notes(a)	4.50	12/1/2028	100,000	100,701

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Real Estate — .9% (continued)
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	100,000	94,038
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	178,955
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	104,881
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	136,600
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	133,777
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	102,636
First Industrial LP, Gtd. Notes	5.25	1/15/2031	100,000	101,888
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	6/15/2032	100,000	104,510
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	103,319
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	103,647
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	102,783
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000	187,866
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	104,233
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	104,464
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	157,953
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	23,023
Prologis LP, Sr. Unscd. Notes	4.75	1/15/2031	100,000	102,189
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	100,000	100,085
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	101,891
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	101,159
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	175,722
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	100,000	93,739
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	44,877
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	100,000	75,613
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,635
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	90,875
UDR, Inc., Gtd. Notes	2.10	8/1/2032	100,000	85,783
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	150,000
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	87,834
VICI Properties LP, Sr. Unscd. Notes	5.63	4/1/2035	200,000	203,886
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	200,632
				4,140,688
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	103,096
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	102,488
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	90,750
Dollar Tree, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2028	95,000	95,125
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	72,147
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	79,057
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.00	10/15/2028	255,000	255,356
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	147,641
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	36,910
McDonald’s Corp., Sr. Unscd. Notes(a)	5.45	8/14/2053	200,000	194,579
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	263,874
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	83,736
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	101,144
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	75,724
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	177,143
The Home Depot, Inc., Sr. Unscd. Notes	4.65	9/15/2035	100,000	98,929
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	205,114

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Retailing — .6% (continued)
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	161,942
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	100,514
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	83,789
Walmart, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2030	100,000	100,782
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	131,902
				2,761,742
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	109,316
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	175,806
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	162,492
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	275,000	271,559
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	206,087
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	97,801
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000	204,590
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	53,855
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	102,597
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	100,000	102,022
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	94,481
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	100,000	93,089
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	102,349
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	106,481
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	106,409
NVIDIA Corp., Sr. Unscd. Notes(a)	1.55	6/15/2028	300,000	285,720
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	8/19/2028	100,000	100,470
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	100,617
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2030	50,000	50,829
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	21,049
QUALCOMM, Inc., Sr. Unscd. Notes	5.40	5/20/2033	100,000	105,588
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	200,000	204,496
				2,857,703
Supranational Bank — 1.3%
African Development Bank, Sr. Unscd. Bonds	4.00	3/18/2030	200,000	201,787
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	178,642
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	93,259
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	88,638
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	99,136
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	54,774
Asian Development Bank, Sr. Unscd. Notes(a)	4.38	1/14/2028	150,000	152,326
Asian Development Bank, Sr. Unscd. Notes	4.38	3/22/2035	200,000	202,135
Corp. Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	100,257
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	102,828
Council of Europe Development Bank, Sr. Unscd. Notes	3.63	5/8/2028	100,000	100,058
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	139,486
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	98,119
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	492,512
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	130,817
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	202,142
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	302,294
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	148,155
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	99,384

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Supranational Bank — 1.3% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	96,064
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	98,582
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	201,605
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	100,777
International Bank for Reconstruction & Development, Sr. Unscd. Bonds(a)	1.25	2/10/2031	175,000	154,432
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	301,865
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	100,577
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	177,387
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	99,777
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	302,246
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	308,988
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	119,153
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	286,020
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	199,299
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	100,262
				5,633,783
Technology Hardware & Equipment — .6%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	183,825
Apple, Inc., Sr. Unscd. Bonds(a)	4.75	5/12/2035	100,000	102,236
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	156,277
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	74,764
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	100,000	57,711
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	50,032
Apple, Inc., Sr. Unscd. Notes(a)	3.20	5/11/2027	200,000	199,033
Apple, Inc., Sr. Unscd. Notes(a)	3.35	8/8/2032	45,000	43,103
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	100,000	100,818
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	58,528
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	101,096
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	188,015
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000	104,133
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,630
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	100,000	102,143
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	210,032
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	35,299
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000	143,182
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	97,450
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	216,489
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	93,767
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	129,271
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	180,296
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	186,412
				2,825,542
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	109,877
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	84,018
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	110,295
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	206,712
AT&T, Inc., Sr. Unscd. Notes(a)	4.35	3/1/2029	200,000	201,453
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	143,743

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Telecommunication Services — 1.1% (continued)
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	280,290
AT&T, Inc., Sr. Unscd. Notes	5.55	11/1/2045	75,000	72,249
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	212,940
Cisco Systems, Inc., Sr. Unscd. Notes(a)	5.05	2/26/2034	100,000	102,562
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	258,879
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	116,927
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	150,000	174,980
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	102,552
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	179,999
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	144,174
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	134,411
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	50,000	55,874
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	144,347
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	183,004
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	82,228
T-Mobile USA, Inc., Gtd. Notes	4.63	1/15/2033	100,000	99,370
T-Mobile USA, Inc., Gtd. Notes	4.95	11/15/2035	100,000	99,169
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	101,642
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	100,000	96,309
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	98,353
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	110,232
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	123,556
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	134,905
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	227,000	225,734
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	150,000	151,311
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	300,000	294,534
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	45,000	44,501
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	65,000	64,210
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	96,349
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	28,780
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,787
				4,885,256
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	331,985
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	147,380
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	140,257
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	199,966
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	41,877
CSX Corp., Sr. Unscd. Notes	4.90	3/15/2055	100,000	89,996
FedEx Corp., Gtd. Notes	4.10	2/1/2045	100,000	80,619
FedEx Corp., Gtd. Notes	4.55	4/1/2046	100,000	85,266
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	103,489
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	95,748
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	37,734
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	143,000	103,763
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	34,759
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	105,253
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	61,972

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Transportation — .4% (continued)
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	102,826
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	103,385
				1,866,275
Utilities — 2.6%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	68,893
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	100,092
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	88,417
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	86,010
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	84,231
American Water Capital Corp., Sr. Unscd. Notes	5.70	9/1/2055	100,000	99,693
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	120,725
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	131,664
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	108,011
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.45	6/1/2035	100,000	103,582
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	100,000	76,754
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	95,721
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	79,657
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	218,222
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	104,910
Constellation Energy Generation LLC, Sr. Unscd. Notes	3.90	1/8/2028	400,000	399,669
Constellation Energy Generation LLC, Sr. Unscd. Notes(a)	5.75	3/15/2054	100,000	98,715
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	50,000	54,015
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	35,818
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	102,661
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	101,119
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	193,161
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	108,357
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	139,231
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	68,976
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	199,546
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	207,697
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	166,936
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	198,236
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	102,794
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	128,942
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	85,573
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	104,436
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	88,450
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	100,062
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	106,106
Eversource Energy, Sr. Unscd. Notes	4.45	12/15/2030	100,000	99,873
Exelon Corp., Sr. Unscd. Notes(a)	5.88	3/15/2055	100,000	100,237
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	100,180
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	79,671
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	166,278
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	248,646
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	23,965
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	117,000	96,324
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	163,173
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	75,000	56,527

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Utilities — 2.6% (continued)
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	150,314
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035	100,000	101,369
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	100,000	104,896
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	98,012
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	100,436
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	103,333
NextEra Energy Capital Holdings, Inc., Gtd. Debs.(a)	5.65	5/1/2079	150,000	151,755
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	101,855
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	102,242
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	27,954
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	131,987
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	100,140
Oglethorpe Power Corp., First Mortgage Bonds	5.80	6/1/2054	100,000	98,055
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	104,179
Oncor Electric Delivery Co. LLC, Scd. Notes(b)	5.80	4/1/2055	100,000	100,516
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	178,145
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	187,185
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	207,898
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	102,935
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	94,252
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	100,000	63,187
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	94,633
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	98,565
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	96,952
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	66,511
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	320,692
Public Service Co. of Colorado, First Mortgage Bonds	5.15	9/15/2035	100,000	101,058
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	97,965
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	177,610
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	100,000	68,280
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	102,545
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	68,673
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	38,305
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	150,000	104,949
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	100,000	106,226
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	100,937
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	100,000	105,141
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	100,000	102,660
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	131,066
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. A	4.05	9/15/2028	75,000	75,086
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	120,000	119,743
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	150,052
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	100,000	71,260
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	85,831
The Connecticut Light & Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	201,833
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	75,000	57,914
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	101,534
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	103,520
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	150,000	149,752
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	84,101

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.7% (continued)
Utilities — 2.6% (continued)
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	75,000	58,346
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,733
Wisconsin Electric Power Co., Sr. Unscd. Debs.(a)	4.75	9/30/2032	100,000	102,037
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	99,363
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	103,253
				11,652,727
Total Corporate Bonds and Notes (cost $121,936,647)				115,896,748
Foreign Governmental — 1.4%
Canada, Sr. Unscd. Notes	4.00	3/18/2030	200,000	202,235
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	100,000	100,964
Export Development Canada, Govt. Gtd. Notes(a)	3.88	2/14/2028	100,000	100,524
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	306,998
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	150,000	174,751
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	196,704
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	297,722
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	183,490
Israel, Sr. Unscd. Notes, Ser. 10Y	5.63	2/19/2035	200,000	207,146
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	280,905
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	240,015
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	200,413
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	200,000	184,450
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	191,510
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	246,137
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	152,780
Panama, Sr. Unscd. Notes(a)	6.40	2/14/2035	100,000	104,840
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	407,629
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	327,392
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	204,370
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	211,258
Poland, Bonds, Ser. 10Y	5.38	2/12/2035	200,000	205,988
Poland, Sr. Unscd. Notes, Ser. 10Y	5.13	9/18/2034	60,000	61,003
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	75,000	71,417
Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	300,000	308,613
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	79,350
Province of Ontario Canada, Unscd. Bonds	4.85	6/11/2035	250,000	257,105
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	112,420
Province of Quebec Canada, Sr. Unscd. Notes(a)	3.63	4/13/2028	100,000	99,902
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	302,652
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	95,025
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	361,680
Total Foreign Governmental (cost $6,826,167)				6,477,388
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	125,354
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	157,249
California, GO	3.50	4/1/2028	100,000	99,792
California, GO (Build America Bonds)	7.55	4/1/2039	150,000	180,537
California, GO, Refunding	4.88	9/1/2030	200,000	208,031

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Securities — .6% (continued)
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	214,619
Illinois, GO	5.10	6/1/2033	200,686	205,543
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	198,247
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	103,537
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	310,196
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	237,648
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	20,656
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	200,000	205,033
Oklahoma Development Finance Authority, Revenue Bonds (Oklahoma Natural Gas Company)	4.71	5/1/2052	200,000	186,545
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	135,433
Texas, GO (Build America Bond)	5.52	4/1/2039	93,731	95,907
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	100,000	101,515
Total Municipal Securities (cost $2,857,113)				2,785,842
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	382,310
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	376,181
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	140,183	134,694
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	179,273
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	365,150
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	354,242
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	158,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	238,924
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.06	6/25/2027	488,175	483,106
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	238,933	231,838
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	200,000	189,929
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	271,118	248,640
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	200,000	174,837
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $4,028,993)				3,517,599

U.S. Government Agencies Mortgage-Backed — 26.8%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)	2,067,479	1,739,949
2.00%, 8/1/2028-4/1/2052(c)	10,243,795	8,531,545
2.50%, 3/1/2028-5/1/2052(c)	6,712,822	5,828,127
3.00%, 10/1/2026-3/1/2052(c)	3,994,890	3,677,280
3.50%, 3/1/2026-7/1/2052(c)	1,739,181	1,642,819
4.00%, 9/1/2035-7/1/2052(c)	1,367,014	1,329,918
4.50%, 8/1/2030-11/1/2052(c)	1,677,680	1,670,289

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 26.8% (continued)
5.00%, 7/1/2028-2/1/2048(c)	352,884	361,470
5.50%, 5/1/2027-2/1/2053(c)	233,201	238,678
6.00%, 8/1/2028-7/1/2039(c)	167,022	174,855
6.33%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(c),(d)	161	166
6.50%, 4/1/2026-9/1/2037(c)	36,620	38,659
7.00%, 1/1/2028-9/1/2031(c)	3,226	3,376
7.50%, 8/1/2027-7/1/2030(c)	212	216
8.00%, 5/1/2026-10/1/2031(c)	412	426
8.50%, 6/1/2030(c)	41	43
Federal National Mortgage Association:
1.50%, 9/1/2035-9/1/2051(c)	3,312,095	2,760,719
2.00%, 7/1/2028-6/1/2052(c)	14,718,295	12,327,926
2.50%, 7/1/2027-5/1/2052(c)	10,843,006	9,409,320
3.00%, 10/1/2026-3/1/2052(c)	8,055,207	7,362,516
3.50%, 2/1/2026-6/1/2052(c)	4,303,797	4,073,007
3.50%, 2/1/2041(c),(e)	25,000	24,239
4.00%, 3/1/2026-9/1/2052(c)	3,675,898	3,591,285
4.00%, 2/1/2041(c),(e)	175,000	172,639
4.50%, 9/1/2030-4/1/2049(c)	1,105,647	1,108,340
4.50%, 2/1/2041-3/1/2056(c),(e)	950,000	936,089
5.00%, 11/1/2028-6/1/2049(c)	507,899	519,841
5.00%, 2/1/2041-3/1/2056(c),(e)	4,750,000	4,748,974
5.50%, 1/1/2032-12/1/2038(c)	272,702	281,620
5.50%, 2/1/2041-3/1/2056(c),(e)	7,350,000	7,454,917
6.00%, 12/1/2028-11/1/2038(c)	355,470	372,317
6.00%, 2/1/2041-3/1/2056(c),(e)	6,475,000	6,632,459
6.50%, 2/1/2028-10/1/2037(c)	80,698	83,946
6.50%, 2/1/2056-3/1/2056(c),(e)	2,650,000	2,744,617
7.00%, 9/1/2026-7/1/2032(c)	5,382	5,627
7.00%, 2/1/2056(c),(e)	625,000	654,333
7.50%, 4/1/2027-6/1/2031(c)	2,709	2,761
8.00%, 5/1/2027-8/1/2030(c)	293	302
8.50%, 7/1/2030(c)	68	72
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046	72,319	63,914
3.00%, 9/15/2042-8/15/2045	347,312	317,984
3.50%, 2/15/2026-8/15/2045	260,395	245,388
4.00%, 2/15/2041-9/15/2045	292,012	281,777
4.50%, 3/15/2039-2/15/2041	287,483	289,292
5.00%, 7/15/2033-4/15/2040	341,955	351,268
5.50%, 2/15/2033-11/15/2038	140,816	144,493
6.00%, 1/15/2029-10/15/2036	41,444	42,807
6.50%, 9/15/2031-11/15/2033	13,226	13,564
7.00%, 10/15/2027-8/15/2032	9,066	9,312
7.50%, 12/15/2026-11/15/2030	2,634	2,669
8.00%, 12/15/2029-3/15/2032	1,649	1,737
8.25%, 6/15/2027	85	86
Government National Mortgage Association II:
2.00%, 9/20/2050-5/20/2052	4,645,507	3,869,805
2.50%, 3/20/2027-7/20/2052	5,242,669	4,556,537
3.00%, 1/20/2028-5/20/2052	4,647,122	4,255,885

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 26.8% (continued)
3.50%, 9/20/2028-9/20/2052	3,736,932	3,516,568
4.00%, 9/20/2043-9/20/2052	1,597,755	1,543,897
4.50%, 7/20/2041-8/20/2052	1,335,889	1,331,891
4.50%, 2/20/2056(e)	550,000	537,175
5.00%, 9/20/2040-2/20/2049	100,276	102,967
5.00%, 2/20/2056-3/20/2056(e)	2,675,000	2,674,761
5.50%, 10/20/2031-6/20/2041	24,310	25,175
5.50%, 2/20/2056(e)	3,200,000	3,235,453
6.00%, 2/20/2056(e)	1,900,000	1,943,754
6.50%, 2/20/2028	34	35
6.50%, 2/20/2056(e)	675,000	698,087
7.00%, 2/20/2056(e)	125,000	128,728
Total U.S. Government Agencies Mortgage-Backed (cost $128,864,158)		120,690,691

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	156,655
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	496,730
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	524,837
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	583,782
Federal National Mortgage Association, Unscd. Notes(a),(c)	0.75	10/8/2027	500,000	477,468
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	158,143
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	191,217
Total U.S. Government Agencies Obligations (cost $2,548,884)				2,588,832
U.S. Treasury Securities — 45.0%
U.S. Treasury Bonds	1.13	5/15/2040	300,000	189,674
U.S. Treasury Bonds	1.88	11/15/2051	1,595,000	878,652
U.S. Treasury Bonds	2.00	11/15/2041	670,000	466,304
U.S. Treasury Bonds	2.00	8/15/2051	750,000	428,452
U.S. Treasury Bonds	2.25	8/15/2049	705,000	440,735
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	737,552
U.S. Treasury Bonds	2.38	2/15/2042	295,000	216,479
U.S. Treasury Bonds	2.38	11/15/2049	425,000	272,116
U.S. Treasury Bonds	2.38	5/15/2051	2,195,000	1,378,649
U.S. Treasury Bonds	2.50	2/15/2046	200,000	139,008
U.S. Treasury Bonds	2.75	8/15/2042	310,000	238,773
U.S. Treasury Bonds	2.75	11/15/2042	1,022,000	783,068
U.S. Treasury Bonds	2.75	8/15/2047	1,170,000	833,991
U.S. Treasury Bonds	2.75	11/15/2047	85,000	60,380
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,579,884
U.S. Treasury Bonds	2.88	11/15/2046	185,000	136,315
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,706,083
U.S. Treasury Bonds(a)	2.88	5/15/2052	2,415,000	1,680,972
U.S. Treasury Bonds	3.00	5/15/2042	320,000	256,937
U.S. Treasury Bonds	3.00	11/15/2044	170,000	131,212
U.S. Treasury Bonds	3.00	2/15/2047	705,000	529,659
U.S. Treasury Bonds	3.00	5/15/2047	90,000	67,402
U.S. Treasury Bonds	3.00	2/15/2048	140,000	103,895
U.S. Treasury Bonds	3.00	8/15/2048	645,000	476,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Bonds	3.00	2/15/2049	185,000	135,867
U.S. Treasury Bonds	3.00	8/15/2052	1,265,000	902,400
U.S. Treasury Bonds	3.13	11/15/2041	430,000	354,481
U.S. Treasury Bonds	3.13	2/15/2042	175,000	143,596
U.S. Treasury Bonds	3.13	2/15/2043	365,000	294,581
U.S. Treasury Bonds	3.13	5/15/2048	180,000	136,294
U.S. Treasury Bonds	3.25	5/15/2042	365,000	303,328
U.S. Treasury Bonds	3.38	8/15/2042	540,000	455,129
U.S. Treasury Bonds	3.38	5/15/2044	1,000,000	823,984
U.S. Treasury Bonds	3.38	11/15/2048	1,285,000	1,013,192
U.S. Treasury Bonds	3.63	8/15/2043	615,000	529,645
U.S. Treasury Bonds	3.63	2/15/2044	1,798,000	1,540,591
U.S. Treasury Bonds	3.63	2/15/2053	375,000	302,241
U.S. Treasury Bonds	3.63	5/15/2053	1,770,000	1,425,334
U.S. Treasury Bonds	3.75	8/15/2041	1,075,000	965,694
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,512,196
U.S. Treasury Bonds	3.88	8/15/2040	160,000	147,700
U.S. Treasury Bonds	3.88	2/15/2043	1,015,000	910,249
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	943,524
U.S. Treasury Bonds	4.00	11/15/2042	455,000	415,401
U.S. Treasury Bonds	4.00	11/15/2052	290,000	250,442
U.S. Treasury Bonds	4.13	8/15/2044	710,000	649,511
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,467,411
U.S. Treasury Bonds	4.25	5/15/2039	880,000	859,306
U.S. Treasury Bonds	4.25	2/15/2054	720,000	647,930
U.S. Treasury Bonds(a)	4.25	8/15/2054	1,280,000	1,151,600
U.S. Treasury Bonds	4.38	2/15/2038	140,000	140,454
U.S. Treasury Bonds	4.38	11/15/2039	655,000	643,589
U.S. Treasury Bonds	4.38	5/15/2040	130,000	127,303
U.S. Treasury Bonds	4.38	5/15/2041	550,000	533,994
U.S. Treasury Bonds	4.38	8/15/2043	570,000	542,747
U.S. Treasury Bonds(a)	4.50	2/15/2036	30,000	30,735
U.S. Treasury Bonds(a)	4.50	5/15/2038	120,000	121,530
U.S. Treasury Bonds(a)	4.50	8/15/2039	360,000	359,325
U.S. Treasury Bonds	4.50	2/15/2044	415,000	400,167
U.S. Treasury Bonds	4.50	11/15/2054	435,000	408,195
U.S. Treasury Bonds	4.63	5/15/2044	335,000	327,744
U.S. Treasury Bonds	4.63	11/15/2044	150,000	146,411
U.S. Treasury Bonds(a)	4.63	11/15/2045	650,000	632,277
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,245,537
U.S. Treasury Bonds	4.63	2/15/2055	600,000	574,922
U.S. Treasury Bonds	4.63	11/15/2055	490,000	469,711
U.S. Treasury Bonds(a)	4.75	2/15/2041	590,000	598,389
U.S. Treasury Bonds(a)	4.75	11/15/2043	85,000	84,690
U.S. Treasury Bonds(a)	4.75	11/15/2053	1,750,000	1,709,873
U.S. Treasury Bonds(a)	4.75	8/15/2055	1,200,000	1,173,937
U.S. Treasury Bonds	4.88	8/15/2045	265,000	266,573
U.S. Treasury Bonds	5.00	5/15/2045	400,000	408,875
U.S. Treasury Bonds	5.25	11/15/2028	5,000	5,219
U.S. Treasury Bonds(a)	5.25	2/15/2029	205,000	215,066
U.S. Treasury Bonds	5.38	2/15/2031	25,000	26,770

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Bonds	6.13	11/15/2027	85,000	88,808
U.S. Treasury Bonds	6.25	5/15/2030	175,000	192,192
U.S. Treasury Notes	0.38	7/31/2027	400,000	381,828
U.S. Treasury Notes	0.38	9/30/2027	110,000	104,476
U.S. Treasury Notes	0.50	4/30/2027	935,000	901,033
U.S. Treasury Notes	0.50	5/31/2027	270,000	259,527
U.S. Treasury Notes	0.50	10/31/2027	575,000	545,902
U.S. Treasury Notes(a)	0.63	3/31/2027	105,000	101,569
U.S. Treasury Notes	0.63	12/31/2027	275,000	260,380
U.S. Treasury Notes	0.63	5/15/2030	1,710,000	1,500,659
U.S. Treasury Notes	0.63	8/15/2030	1,906,000	1,658,481
U.S. Treasury Notes	0.75	1/31/2028	500,000	473,408
U.S. Treasury Notes	0.88	11/15/2030	2,710,000	2,367,280
U.S. Treasury Notes(a)	1.13	2/15/2031	3,320,000	2,918,098
U.S. Treasury Notes	1.25	5/31/2028	820,000	778,103
U.S. Treasury Notes	1.25	6/30/2028	230,000	217,840
U.S. Treasury Notes	1.25	9/30/2028	370,000	348,262
U.S. Treasury Notes	1.25	8/15/2031	2,175,000	1,891,953
U.S. Treasury Notes	1.38	10/31/2028	250,000	235,659
U.S. Treasury Notes	1.50	11/30/2028	860,000	811,978
U.S. Treasury Notes	1.50	2/15/2030	1,445,000	1,326,803
U.S. Treasury Notes(a)	1.63	8/15/2029	215,000	200,689
U.S. Treasury Notes	1.88	2/28/2029	110,000	104,474
U.S. Treasury Notes(a)	2.25	8/15/2027	775,000	760,393
U.S. Treasury Notes	2.25	11/15/2027	500,000	489,004
U.S. Treasury Notes	2.38	5/15/2027	1,825,000	1,798,766
U.S. Treasury Notes	2.38	3/31/2029	1,285,000	1,237,289
U.S. Treasury Notes	2.38	5/15/2029	1,400,000	1,345,586
U.S. Treasury Notes	2.50	3/31/2027	995,000	983,262
U.S. Treasury Notes	2.63	2/15/2029	670,000	651,130
U.S. Treasury Notes	2.63	7/31/2029	950,000	918,030
U.S. Treasury Notes	2.75	4/30/2027	1,465,000	1,451,208
U.S. Treasury Notes	2.75	7/31/2027	800,000	791,078
U.S. Treasury Notes	2.75	5/31/2029	210,000	204,172
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,445,804
U.S. Treasury Notes(a)	3.13	11/15/2028	890,000	879,136
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,181,916
U.S. Treasury Notes	3.38	9/15/2027	1,280,000	1,276,850
U.S. Treasury Notes	3.38	11/30/2027	1,075,000	1,072,040
U.S. Treasury Notes	3.38	12/31/2027	1,060,000	1,056,977
U.S. Treasury Notes	3.38	9/15/2028	1,025,000	1,019,715
U.S. Treasury Notes	3.38	5/15/2033	2,715,000	2,598,764
U.S. Treasury Notes(a)	3.50	9/30/2027	1,105,000	1,104,482
U.S. Treasury Notes	3.50	10/31/2027	1,080,000	1,079,325
U.S. Treasury Notes(a)	3.50	1/31/2028	670,000	669,568
U.S. Treasury Notes	3.50	4/30/2028	1,225,000	1,223,517
U.S. Treasury Notes	3.50	10/15/2028	910,000	907,867
U.S. Treasury Notes	3.50	11/15/2028	905,000	902,737
U.S. Treasury Notes	3.50	12/15/2028	140,000	139,634
U.S. Treasury Notes	3.50	1/15/2029	700,000	698,004
U.S. Treasury Notes(a)	3.50	9/30/2029	2,020,000	2,007,375

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes(a)	3.50	1/31/2030	35,000	34,725
U.S. Treasury Notes	3.50	4/30/2030	120,000	118,882
U.S. Treasury Notes	3.50	11/30/2030	1,090,000	1,076,120
U.S. Treasury Notes	3.50	2/15/2033	2,630,000	2,544,320
U.S. Treasury Notes	3.63	8/31/2027	495,000	495,696
U.S. Treasury Notes	3.63	3/31/2028	910,000	911,511
U.S. Treasury Notes	3.63	5/31/2028	700,000	701,039
U.S. Treasury Notes	3.63	8/15/2028	910,000	911,244
U.S. Treasury Notes(a)	3.63	8/31/2029	1,435,000	1,432,562
U.S. Treasury Notes	3.63	8/31/2030	1,360,000	1,351,500
U.S. Treasury Notes	3.63	9/30/2030	1,750,000	1,738,516
U.S. Treasury Notes	3.63	10/31/2030	900,000	893,742
U.S. Treasury Notes(a)	3.63	12/31/2030	2,050,000	2,034,144
U.S. Treasury Notes	3.75	4/30/2027	1,440,000	1,443,825
U.S. Treasury Notes	3.75	6/30/2027	1,330,000	1,334,052
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,193,928
U.S. Treasury Notes(a)	3.75	4/15/2028	800,000	803,297
U.S. Treasury Notes	3.75	5/15/2028	1,000,000	1,004,238
U.S. Treasury Notes	3.75	6/30/2030	950,000	949,870
U.S. Treasury Notes	3.75	1/31/2031	1,500,000	1,496,309
U.S. Treasury Notes	3.75	10/31/2032	65,000	64,000
U.S. Treasury Notes	3.75	11/30/2032	1,700,000	1,672,906
U.S. Treasury Notes	3.88	3/31/2027	1,395,000	1,400,286
U.S. Treasury Notes	3.88	5/31/2027	1,190,000	1,195,253
U.S. Treasury Notes(a)	3.88	7/31/2027	1,140,000	1,145,722
U.S. Treasury Notes	3.88	10/15/2027	540,000	543,048
U.S. Treasury Notes	3.88	11/30/2027	795,000	799,751
U.S. Treasury Notes	3.88	12/31/2027	785,000	789,937
U.S. Treasury Notes	3.88	3/15/2028	1,530,000	1,540,459
U.S. Treasury Notes	3.88	6/15/2028	1,095,000	1,102,892
U.S. Treasury Notes	3.88	7/15/2028	1,160,000	1,168,270
U.S. Treasury Notes	3.88	9/30/2029	370,000	372,414
U.S. Treasury Notes	3.88	4/30/2030	1,160,000	1,166,027
U.S. Treasury Notes	3.88	6/30/2030	1,300,000	1,306,246
U.S. Treasury Notes	3.88	7/31/2030	1,800,000	1,808,508
U.S. Treasury Notes	3.88	12/31/2032	1,280,000	1,268,800
U.S. Treasury Notes	3.88	8/15/2033	1,730,000	1,707,496
U.S. Treasury Notes	3.88	8/15/2034	2,290,000	2,242,813
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,099,090
U.S. Treasury Notes	4.00	2/29/2028	1,330,000	1,342,027
U.S. Treasury Notes	4.00	6/30/2028	1,210,000	1,222,360
U.S. Treasury Notes	4.00	1/31/2029	1,600,000	1,617,719
U.S. Treasury Notes	4.00	7/31/2029	1,455,000	1,471,085
U.S. Treasury Notes(a)	4.00	10/31/2029	1,000,000	1,010,586
U.S. Treasury Notes(a)	4.00	2/28/2030	1,265,000	1,278,021
U.S. Treasury Notes	4.00	3/31/2030	1,040,000	1,050,522
U.S. Treasury Notes(a)	4.00	5/31/2030	1,250,000	1,262,451
U.S. Treasury Notes	4.00	7/31/2030	790,000	797,792
U.S. Treasury Notes	4.00	4/30/2032	1,365,000	1,368,199
U.S. Treasury Notes	4.00	1/31/2033	2,000,000	1,996,719
U.S. Treasury Notes	4.00	2/15/2034	200,000	198,383

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.0% (continued)
U.S. Treasury Notes(a)	4.00	11/15/2035	1,350,000	1,322,473
U.S. Treasury Notes	4.13	9/30/2027	675,000	681,434
U.S. Treasury Notes(a)	4.13	10/31/2027	1,650,000	1,666,242
U.S. Treasury Notes	4.13	11/15/2027	1,335,000	1,348,454
U.S. Treasury Notes	4.13	7/31/2028	785,000	795,456
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,309,098
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,877,605
U.S. Treasury Notes	4.13	11/30/2029	805,000	817,028
U.S. Treasury Notes	4.13	8/31/2030	85,000	86,232
U.S. Treasury Notes	4.13	7/31/2031	295,000	298,762
U.S. Treasury Notes	4.13	10/31/2031	625,000	632,117
U.S. Treasury Notes	4.13	11/30/2031	75,000	75,832
U.S. Treasury Notes	4.13	2/29/2032	2,010,000	2,029,786
U.S. Treasury Notes	4.13	11/15/2032	615,000	619,180
U.S. Treasury Notes	4.25	3/15/2027	1,045,000	1,053,042
U.S. Treasury Notes	4.25	1/15/2028	535,000	542,105
U.S. Treasury Notes	4.25	2/15/2028	1,150,000	1,165,857
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	1,359,353
U.S. Treasury Notes	4.25	1/31/2030	1,100,000	1,121,678
U.S. Treasury Notes	4.25	2/28/2031	1,080,000	1,101,326
U.S. Treasury Notes	4.25	6/30/2031	1,120,000	1,141,219
U.S. Treasury Notes	4.25	11/15/2034	2,605,000	2,617,364
U.S. Treasury Notes(a)	4.25	8/15/2035	435,000	435,442
U.S. Treasury Notes	4.38	7/15/2027	745,000	753,890
U.S. Treasury Notes	4.38	8/31/2028	530,000	540,269
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,102,317
U.S. Treasury Notes	4.38	12/31/2029	1,120,000	1,146,928
U.S. Treasury Notes	4.38	11/30/2030	1,360,000	1,394,531
U.S. Treasury Notes	4.38	1/31/2032	1,960,000	2,006,435
U.S. Treasury Notes	4.38	5/15/2034	3,070,000	3,120,307
U.S. Treasury Notes	4.50	4/15/2027	1,445,000	1,461,256
U.S. Treasury Notes	4.50	5/15/2027	1,690,000	1,710,201
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,390,939
U.S. Treasury Notes	4.50	11/15/2033	2,690,000	2,762,189
U.S. Treasury Notes	4.63	6/15/2027	1,400,000	1,420,316
U.S. Treasury Notes(a)	4.63	9/30/2028	715,000	733,797
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,111,580
U.S. Treasury Notes	4.63	9/30/2030	165,000	170,914
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,037,207
U.S. Treasury Notes(a)	4.63	2/15/2035	2,610,000	2,692,684
U.S. Treasury Notes	4.88	10/31/2028	660,000	681,901
U.S. Treasury Notes(a)	4.88	10/31/2030	1,255,000	1,314,098
Total U.S. Treasury Securities (cost $207,479,819)				202,899,145

	1-Day Yield (%)	Shares
Investment Companies — 4.6%
Registered Investment Companies — 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $20,936,979)	3.72	20,936,979	20,936,979

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $5,714,087)	3.72	5,714,087	5,714,087
Total Investments (cost $506,706,276)		108.0%	486,678,072
Liabilities, Less Cash and Receivables		(8.0%)	(36,099,248)
Net Assets		100.0%	450,578,824

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $41,218,550 and the value of the collateral was
$42,647,247, consisting of cash collateral of $5,714,087 and U.S. Government & Agency securities valued at $36,933,160.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $266,817 or .1% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.6%)
Federal National Mortgage Association:
1.50%, 3/15/2040-2/1/2056(a),(b)	(300,000)	(251,294)
2.00%, 3/15/2040-3/1/2056(a),(b)	(2,025,000)	(1,676,551)
2.50%, 3/15/2040-3/1/2056(a),(b)	(2,325,000)	(1,995,160)
3.00%, 2/1/2041-3/1/2056(a),(b)	(3,600,000)	(3,204,133)
3.50%, 2/1/2056-3/1/2056(a),(b)	(350,000)	(323,490)
4.00%, 2/1/2055-3/1/2056(a),(b)	(475,000)	(453,546)
Government National Mortgage Association II:
2.00%, 3/15/2055-2/20/2056(b)	(350,000)	(291,101)
2.50%, 3/15/2055-2/20/2056(b)	(850,000)	(736,291)
3.00%, 2/20/2056-3/15/2056(b)	(1,800,000)	(1,625,404)
3.50%, 3/15/2055-2/20/2056(b)	(1,400,000)	(1,282,710)
4.00%, 2/20/2056-3/20/2056(b)	(100,000)	(94,515)
Total Sale Commitments (Proceeds $11,923,782)		(11,934,195)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Bond Market Index Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,630,055	—	1,630,055
Commercial Mortgage-Backed	—	3,540,706	—	3,540,706
Corporate Bonds and Notes	—	115,896,748	—	115,896,748
Foreign Governmental	—	6,477,388	—	6,477,388
Municipal Securities	—	2,785,842	—	2,785,842
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,517,599	—	3,517,599
U.S. Government Agencies Mortgage-Backed	—	120,690,691	—	120,690,691
U.S. Government Agencies Obligations	—	2,588,832	—	2,588,832
U.S. Treasury Securities	—	202,899,145	—	202,899,145
Investment Companies	26,651,066	—	—	26,651,066
	26,651,066	460,027,006	—	486,678,072
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(11,934,195)	—	(11,934,195)
	—	(11,934,195)	—	(11,934,195)

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
At January 31, 2026, accumulated net unrealized depreciation on investments was $20,038,617, consisting of $3,472,421 gross unrealized appreciation and $23,511,038 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.